Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$200,411
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	50	49,775
Citigroup Commercial Mortgage Trust
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	101,524
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	340	316,551
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	110	105,222
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	124,282
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51 (Call 02/15/28)(a)	250	248,970
Series 2020-C56, Class A5, 2.40%, 06/15/53 (Call 03/15/30)	30	26,626
		1,173,361

Total Collaterized Mortgage Obligations — 0.9%
(Cost: $1,275,447)		1,173,361

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	10	8,899
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	15	13,701
7.50%, 06/01/29 (Call 06/01/24)(b)	10	8,118
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	10	8,402
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	10,114
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,473
3.75%, 02/15/28 (Call 02/15/23)(c)	10	9,396
4.00%, 02/15/30 (Call 02/15/25)(c)	5	4,672
4.88%, 01/15/29 (Call 01/15/24)(c)	5	4,914
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	5	3,857
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	5	4,318
4.63%, 03/15/30 (Call 03/15/25)(b)(c)	5	4,300
5.00%, 08/15/27 (Call 08/15/22)(b)	10	9,374
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	10	9,048
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	13,617
		117,203
Aerospace & Defense — 0.3%
Boeing Co. (The), 5.15%, 05/01/30 (Call 02/01/30)	125	124,329
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(b)	10	8,416
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	29,793
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	5	4,573
6.75%, 01/15/28	10	10,676
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	9,096
4.40%, 06/15/28 (Call 03/15/28)	59	59,371
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	44	42,766
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	95	96,740
Security	Par (000)	Value

Aerospace & Defense (continued)
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(b)	$10	$9,854
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	8,288
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	21,766
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	10	8,980
4.88%, 05/01/29 (Call 05/01/24)	10	8,974
5.50%, 11/15/27 (Call 11/15/22)	30	28,727
		472,349
Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	20,154
4.80%, 02/14/29 (Call 11/14/28)	27	26,987
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	40	34,656
3.46%, 09/06/29 (Call 06/06/29)	20	17,770
3.56%, 08/15/27 (Call 05/15/27)	27	25,487
4.74%, 03/16/32 (Call 12/16/31)	10	9,434
BAT International Finance PLC, 4.40%, 03/16/28 (Call 02/16/28)	25	24,353
Cargill Inc.
3.25%, 05/23/29 (Call 02/23/29)(b)	35	33,585
4.00%, 06/22/32 (Call 03/22/32)	25	25,152
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	15	14,414
3.38%, 08/15/29 (Call 05/15/29)	55	51,817
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	10	9,004
		292,813
Airlines — 0.2%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	22	22,091
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)(c)	35	33,819
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	6	5,899
Series 2016-2, Class AA, 3.20%, 12/15/29	4	3,495
Series 2017-2, Class AA, 3.35%, 04/15/31	12	10,924
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(c)	10	8,851
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	25	25,040
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	23,994
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	25	23,472
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	4	3,438
Series 2020-1, Class A, 5.88%, 04/15/29	51	51,337
		212,360
Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)(c)	5	4,018
4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,161
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	5	4,389
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(c)	5	4,163
		16,731
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	10	8,566
4.75%, 10/01/27 (Call 10/01/22)(b)	5	4,800
5.88%, 06/01/29 (Call 06/01/24)(b)	10	10,016
American Honda Finance Corp., 3.50%, 02/15/28	16	15,816

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
3.70%, 04/01/32 (Call 01/01/32)(b)	$25	$24,128
3.75%, 04/12/28 (Call 01/12/28)(b)	25	24,877
4.15%, 04/09/30 (Call 01/09/30)(b)(c)	40	40,086
Daimler Finance North America LLC, 8.50%, 01/18/31	55	70,781
Ford Holdings LLC, 9.30%, 03/01/30	5	5,817
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	25	21,148
6.38%, 02/01/29	5	5,098
6.63%, 10/01/28	5	5,220
7.45%, 07/16/31	14	15,798
9.63%, 04/22/30 (Call 01/22/30)	5	6,092
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	10	8,749
2.90%, 02/10/29 (Call 12/10/28)	10	8,552
3.63%, 06/17/31 (Call 03/17/31)	15	12,972
3.82%, 11/02/27 (Call 08/02/27)	10	9,252
4.00%, 11/13/30 (Call 08/13/30)	20	17,962
4.13%, 08/17/27 (Call 06/17/27)	15	14,213
4.95%, 05/28/27 (Call 04/28/27)	10	9,956
5.11%, 05/03/29 (Call 02/03/29)(c)	10	9,715
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	50	50,158
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	50	47,382
5.65%, 01/17/29 (Call 10/17/28)	50	51,466
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	10,341
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	10	9,185
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	30	32,679
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	5	4,042
5.50%, 07/15/29 (Call 07/15/24)(b)	5	3,949
5.88%, 01/15/28 (Call 01/15/24)(b)	5	4,171
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	25	21,011
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)(c)	5	4,254
Toyota Motor Corp., 2.76%, 07/02/29	14	13,052
Toyota Motor Credit Corp., 3.38%, 04/01/30	55	53,010
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	5	4,101
		658,415
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)(c)	7	6,253
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,359
5.63%, 06/15/28 (Call 06/15/23)(c)	15	14,530
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	5	4,624
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	10	7,993
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	10	9,182
5.25%, 04/30/31 (Call 01/30/31)(c)	5	4,549
5.25%, 07/15/31 (Call 04/15/31)(c)	10	9,098
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	36	35,088
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(b)	5	4,938
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	7	5,564
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	5	4,903
Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.88%, 01/15/29 (Call 01/15/24)(b)	$5	$5,025
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	5	3,598
		119,704
Banks — 4.1%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34 (Call 09/25/29)(a)(d)	200	179,172
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	25	20,808
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	55	45,496
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	30	25,184
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(a)	65	57,043
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	60	51,550
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	65	57,045
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(a)	55	49,740
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	40	35,505
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(a)	55	50,970
3.20%, 10/21/27 (Call 10/21/26)	65	63,002
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)	35	33,501
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)	40	38,882
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)	65	63,434
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(a)	46	45,770
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(a)	40	40,481
Series L, 4.18%, 11/25/27 (Call 11/25/26)	55	54,865
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	50	43,602
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32)(a)	25	21,152
3.80%, 12/15/32 (Call 12/15/27)(a)	35	33,432
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	40	37,450
3.30%, 08/23/29 (Call 05/23/29)	45	42,585
3.40%, 01/29/28 (Call 10/29/27)	10	9,851
3.85%, 04/28/28	15	15,089
3.85%, 04/26/29 (Call 02/26/29)	10	9,952
Series J, 1.90%, 01/25/29 (Call 11/25/28)	45	39,938
Bank of Nova Scotia (The), 2.45%, 02/02/32	30	25,585
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	220	222,314
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30), (SOFR + 1.507%)(a)(b)	200	177,802
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	35	30,010
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	50	44,055
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	60	54,226
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)	25	22,174
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(a)	45	43,349
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(a)	25	24,356
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	25	23,510
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)	40	38,722

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(a)	$27	$26,571
4.13%, 07/25/28	25	24,612
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	60	59,388
4.45%, 09/29/27	50	50,109
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	35	30,419
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	40	39,645
Commonwealth Bank of Australia, 3.90%, 03/16/28(b)	50	49,967
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)(c)	210	202,705
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(a)	15	12,543
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(a)	15	12,326
4.88%, 12/01/32 (Call 12/01/27)(a)	10	9,155
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(a)	10	9,721
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	10	11,550
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(c)	30	29,809
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,347
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	65	54,633
2.60%, 02/07/30 (Call 11/07/29)	60	52,930
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	50	42,972
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	60	53,776
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(a)	55	53,817
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(a)	45	43,911
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(a)	60	59,611
HSBC Holdings PLC, 2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	200	170,138
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	40	35,235
Intesa Sanpaolo SpA, 4.20%, 06/01/32 (Call 06/01/31)(a)(b)	10	8,220
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(c)	25	20,597
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	50	44,327
2.50%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	70	60,536
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	50	44,162
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	75	65,299
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	70	63,276
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	70	62,588
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(a)	30	28,922
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(a)	60	59,075
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)	40	39,835
KeyCorp., 2.55%, 10/01/29	25	22,273
KfW, 1.75%, 09/14/29	80	73,816
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	30	29,295
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)	20	16,712
4.65%, 03/27/29 (Call 03/27/28),
(3 mo. LIBOR US + 1.727%)(a)(b)	10	9,959
5.03%, 01/15/30 (Call 01/15/29),
(3 mo. LIBOR US + 1.750%)(a)(b)	80	80,758
Mitsubishi UFJ Financial Group Inc.
3.74%, 03/07/29	65	62,639
4.05%, 09/11/28	35	34,566
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	$200	$172,420
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	35	28,714
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	30	24,192
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	45	38,711
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	80	71,787
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	65	57,994
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(a)	65	63,235
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	65	61,849
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)	50	48,834
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	35	30,575
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	70	62,824
3.45%, 04/23/29 (Call 01/23/29)	40	38,592
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	40	35,012
Royal Bank of Canada, 2.30%, 11/03/31	70	59,935
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(d)	200	194,566
State Street Corp.
2.40%, 01/24/30	80	71,649
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	38	34,616
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	35	33,747
4.31%, 10/16/28(c)	15	14,971
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	25	19,968
2.10%, 05/15/28 (Call 03/15/28)	5	4,412
Toronto-Dominion Bank (The)
2.00%, 09/10/31	60	50,043
3.20%, 03/10/32	10	9,183
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	55	53,822
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(c)	50	41,030
3.00%, 07/30/29 (Call 04/30/29)	72	67,198
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	15	13,464
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	10	9,567
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	20	20,156
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	24,259
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	60	53,371
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	65	59,220
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	50	46,145
4.15%, 01/24/29 (Call 10/24/28)	65	64,694
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30)(a)	35	28,730
4.11%, 07/24/34 (Call 07/24/29)(a)	51	47,805
		5,596,637
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	30	28,918
4.00%, 04/13/28 (Call 01/13/28)(c)	37	37,334
4.75%, 01/23/29 (Call 10/23/28)	45	46,943
Coca-Cola Co. (The)
1.00%, 03/15/28	55	48,573
2.13%, 09/06/29	55	50,073
2.25%, 01/05/32	25	22,341

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	$30	$27,563
4.65%, 11/15/28 (Call 08/15/28)	25	25,396
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)(c)	7	6,875
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	50	46,057
3.95%, 04/15/29 (Call 02/15/29)	10	9,785
4.05%, 04/15/32 (Call 01/15/32)	10	9,627
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	10	8,672
1.95%, 10/21/31 (Call 07/21/31)	25	21,886
2.63%, 07/29/29 (Call 04/29/29)	5	4,721
2.75%, 03/19/30 (Call 12/19/29)	25	23,560
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	10	8,753
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	10	7,794
		434,871
Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	80	71,713
3.20%, 11/02/27 (Call 08/02/27)	17	16,586
3.35%, 02/22/32 (Call 11/22/31)	10	9,441
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	25	21,134
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	10	7,866
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	10	9,152
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	25	20,294
		156,186
Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	9,280
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	9,531
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	13,356
5.00%, 03/01/30 (Call 03/01/25)(b)(c)	5	4,706
6.75%, 06/01/27 (Call 06/16/22)(b)	5	5,122
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	60	53,121
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	5	3,708
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	5	4,109
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	17,882
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	14,478
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(b)(c)	10	9,110
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	25	20,592
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,361
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	35	33,864
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	25	20,428
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)(c)	5	4,345
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	5	4,275
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	10	8,872
9.75%, 07/15/28 (Call 07/15/23)(b)(c)	5	4,787
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)	5	4,451
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	24,003
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,494
Security	Par (000)	Value

Building Materials (continued)
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)(c)	$10	$9,335
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	10	8,416
4.38%, 07/15/30 (Call 07/15/25)(b)	20	18,035
4.75%, 01/15/28 (Call 01/15/23)(b)	10	9,492
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	10	9,493
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	3,250
		336,896
Chemicals — 0.9%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	40	35,252
Ashland LLC, 3.38%, 09/01/31 (Call 06/01/31)(b)	5	4,289
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(b)	10	9,038
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	5	3,670
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	10	8,811
Braskem Netherlands Finance BV, 4.50%, 01/31/30(d)	200	185,974
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,820
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,517
5.75%, 11/15/28 (Call 11/15/23)(b)	15	14,803
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	203,830
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(b)	10	9,117
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	5	4,791
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	5	4,252
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	40	41,486
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(c)	40	41,552
Ecolab Inc.
2.13%, 02/01/32 (Call 11/01/31)	25	21,683
3.25%, 12/01/27 (Call 09/01/27)	40	39,574
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)(c)	10	9,039
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(d)	200	180,744
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)(c)	10	8,684
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	10	9,333
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	20	19,872
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	5	4,448
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)(c)	5	4,540
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(b)	35	29,694
4.45%, 09/26/28 (Call 06/26/28)	5	5,015
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)(c)	5	4,275
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	10	9,676
5.25%, 12/15/29 (Call 09/15/29)	5	4,795
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/23)(b)	10	9,316
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	9,987
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	35	35,019
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)(c)	10	10,170
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	10	9,124
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	10	7,901
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	18,517
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	20	17,353

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	$10	$9,302
6.63%, 05/01/29 (Call 05/01/24)(b)(c)	10	8,959
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	21,127
2.95%, 08/15/29 (Call 05/15/29)	40	36,935
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)(c)	5	4,251
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)(c)	15	13,769
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	5	4,452
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,554
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)	10	7,301
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	5	4,676
5.63%, 08/15/29 (Call 08/15/24)(b)	15	12,302
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	16	15,827
YPF SA, 2.50%, 06/30/29 (Call 12/30/28)(d)	20	13,464
		1,201,880
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,454

Commercial Services — 0.5%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(b)(c)	10	8,934
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	8	7,402
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	10	8,100
9.75%, 07/15/27 (Call 07/15/22)(b)	12	11,273
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(b)(c)	10	8,951
4.63%, 06/01/28 (Call 06/01/24)(b)	5	4,432
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	4,554
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	4,307
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)(c)	10	8,469
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	4,678
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	5	4,547
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	10	9,145
5.75%, 07/15/27 (Call 07/15/22)(b)	5	4,793
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)(b)	15	12,865
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	10	9,467
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)(c)	5	4,242
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	5	4,307
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	5	4,429
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	5	4,131
9.50%, 11/01/27 (Call 11/01/22)(b)(c)	10	9,738
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,619
3.75%, 10/01/30 (Call 10/01/25)(b)	10	9,270
4.50%, 07/01/28 (Call 07/01/23)(b)(c)	10	9,732
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	35	30,716
4.45%, 06/01/28 (Call 03/01/28)	10	9,931
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)(c)	5	4,801
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	20	16,332
Security	Par (000)	Value

Commercial Services (continued)
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)(c)	$10	$9,328
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	10	10,023
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	10	8,770
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,188
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	4,829
4.25%, 02/01/29 (Call 11/01/28)	5	5,031
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	10	9,479
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	15	13,352
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	10	9,036
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	5	4,753
5.63%, 10/01/28 (Call 10/01/23)(b)(c)	15	14,882
5.88%, 10/01/30 (Call 10/01/25)(b)	10	9,862
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	40	35,301
2.85%, 10/01/29 (Call 07/01/29)	15	13,934
4.40%, 06/01/32 (Call 03/01/32)	10	10,140
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	3,901
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)(c)	10	8,407
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	10	9,015
6.25%, 01/15/28 (Call 01/15/23)(b)	15	13,823
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	10	8,868
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	35	31,914
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	4,378
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)(e)	5	4,945
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	50	45,229
4.75%, 08/01/28 (Call 05/01/28)(b)	20	20,836
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,758
4.00%, 05/15/31 (Call 05/15/26)	15	13,962
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	5	3,601
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	4,800
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,456
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	25	21,173
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	10	8,986
3.88%, 11/15/27 (Call 11/15/22)	10	9,635
3.88%, 02/15/31 (Call 08/15/25)	10	9,082
4.00%, 07/15/30 (Call 07/15/25)(c)	10	9,288
4.88%, 01/15/28 (Call 01/15/23)	20	19,947
5.25%, 01/15/30 (Call 01/15/25)(c)	10	10,025
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	30	29,613
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	4,750
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	5	3,541
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	5	4,714
		704,720
Computers — 0.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(b)(c)	5	4,265
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	50	44,624
1.65%, 05/11/30 (Call 02/11/30)	45	39,238

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.70%, 08/05/31 (Call 05/05/31)	$40	$34,285
2.20%, 09/11/29 (Call 06/11/29)	20	18,396
2.90%, 09/12/27 (Call 06/12/27)	50	49,161
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	5	4,673
4.00%, 07/01/29 (Call 07/01/24)(b)(c)	5	4,751
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)(c)	20	17,658
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)(c)	10	9,066
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	10	9,073
Dell Inc., 7.10%, 04/15/28	5	5,530
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	25	26,868
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	45	40,824
4.20%, 04/15/32 (Call 01/15/32)	10	9,327
International Business Machines Corp., 3.50%, 05/15/29	100	96,601
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	5	4,641
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)(b)	15	11,509
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	35	29,066
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)(c)	10	9,446
5.13%, 04/15/29 (Call 04/15/24)(b)	10	9,538
5.25%, 10/01/30 (Call 10/01/25)(b)(c)	10	9,278
6.13%, 09/01/29 (Call 09/01/24)(b)(c)	5	4,815
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	21,888
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/23)(b)	5	4,901
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)(c)	5	4,770
Seagate HDD Cayman
3.38%, 07/15/31 (Call 01/15/26)	5	4,301
4.09%, 06/01/29 (Call 03/01/29)	10	9,456
4.13%, 01/15/31 (Call 10/15/30)	10	9,201
4.88%, 06/01/27 (Call 03/01/27)	5	5,071
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	4,655
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis
Comm/Valassis Direct, 13.00%, 10/15/27 (Call 10/15/22)(b)	5	5,869
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	5	4,213
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	25	20,332
		587,290
Cosmetics & Personal Care — 0.1%
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,424
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	5	4,549
5.50%, 06/01/28 (Call 06/01/23)(b)(c)	10	9,745
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	4,554
Procter & Gamble Co. (The)
2.30%, 02/01/32	50	45,363
2.85%, 08/11/27	20	19,684
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	80	71,885
		160,204
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)(c)	5	4,449
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	15	13,077
Security	Par (000)	Value

Distribution & Wholesale (continued)
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	$5	$4,250
		21,776
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.30%, 01/30/32 (Call 10/30/31)	150	126,730
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)(c)	5	4,681
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	45	38,351
3.63%, 12/01/27 (Call 09/01/27)(c)	25	23,446
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)	10	10,028
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)(c)	5	4,465
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	5	4,343
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(b)	20	17,316
2.75%, 02/21/28 (Call 12/21/27)(b)	40	34,630
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	40	34,527
3.15%, 10/02/27 (Call 07/02/27)(b)	25	23,916
Blue Owl Finance LLC, 4.38%, 02/15/32 (Call 11/15/31)(b)	10	8,787
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	60	59,061
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	50	39,654
3.80%, 01/31/28 (Call 12/31/27)	25	24,258
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	25	20,849
2.90%, 03/03/32 (Call 12/03/31)	25	22,693
3.20%, 01/25/28 (Call 10/25/27)	35	34,137
3.25%, 05/22/29 (Call 02/22/29)	5	4,776
4.00%, 02/01/29 (Call 11/01/28)	5	5,027
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	24,858
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	40	40,236
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	3	2,336
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)(c)	10	7,316
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	15	10,136
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	10	7,295
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	5	3,239
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	25	21,651
3.10%, 09/15/27 (Call 06/15/27)	5	4,830
4.00%, 09/15/27 (Call 08/15/27)	10	10,068
4.35%, 06/15/29 (Call 04/15/29)	20	20,235
4.60%, 03/15/33 (Call 12/15/32)	20	20,453
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	5	4,673
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	10	9,022
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	35	28,756
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	25	24,420
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	4,005
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)(c)	10	9,263
4.38%, 05/15/31 (Call 05/15/26)(b)	5	4,500
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	29	27,868
3.35%, 03/26/30 (Call 12/26/29)	40	39,098

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	$10	$7,801
6.50%, 05/01/28 (Call 05/01/24)(b)	15	12,940
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	25	24,658
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	4,491
5.50%, 08/15/28 (Call 08/15/23)(b)	10	9,438
5.75%, 11/15/31 (Call 11/15/26)(b)	10	9,178
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	5	4,402
5.50%, 03/15/29 (Call 06/15/28)	10	8,776
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	4,668
6.88%, 08/15/28 (Call 08/15/23)(b)(c)	27	23,454
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	46	45,984
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)(c)	5	4,337
4.00%, 09/15/30 (Call 09/15/25)	10	8,486
5.38%, 11/15/29 (Call 05/15/29)	10	9,294
6.63%, 01/15/28 (Call 07/15/27)	10	10,013
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,412
5.75%, 09/15/31 (Call 09/15/26)(b)	5	4,336
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	181,610
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,502
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	25	25,378
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)(c)	10	8,674
3.88%, 03/01/31 (Call 03/01/26)(b)	10	8,421
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	25	23,895
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	10	9,550
5.15%, 03/19/29 (Call 12/19/28)	40	39,667
United Wholesale Mortgage LLC
5.50%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,398
5.75%, 06/15/27 (Call 06/15/24)(b)	5	4,520
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)(c)	35	31,445
VistaJet Malta Finance PLC/XO Management Holding Inc.,
6.38%, 02/01/30 (Call 02/01/25)(b)(c)	10	8,493
		1,417,154
Electric — 1.4%
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	10	9,238
4.25%, 06/15/28 (Call 03/15/28)(b)	10	9,952
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	23,492
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,005
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	55	52,955
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	25	20,868
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	18,136
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	10	8,811
4.50%, 02/15/28 (Call 02/15/23)(b)(c)	15	14,382
4.63%, 02/01/29 (Call 02/01/24)(b)	11	9,790
5.00%, 02/01/31 (Call 02/01/26)(b)(c)	10	8,914
5.13%, 03/15/28 (Call 03/15/23)(b)	15	13,997
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	2	1,997
Security	Par (000)	Value

Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	$15	$13,232
4.75%, 03/15/28 (Call 03/15/23)(b)	10	9,568
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	37	36,462
Comision Federal de Electricidad, 3.35%, 02/09/31 (Call 11/09/30)(d)	200	162,024
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	9,662
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	40	34,423
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	35	33,482
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	9,994
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	25,293
Series C, 3.38%, 04/01/30 (Call 01/01/30)	60	56,508
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)(c)	5	4,615
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	11,299
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	9,063
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	50	43,662
2.55%, 06/15/31 (Call 03/15/31)	50	42,929
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	35	31,789
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	70	69,516
Duquesne Light Holdings Inc., 2.78%, 01/07/32 (Call 10/07/31)(b)	25	21,045
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	35	33,479
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	25	24,938
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia
SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	10	6,917
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	25	21,932
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	25	20,792
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	40	36,100
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	4,989
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(b)	30	27,595
4.05%, 04/15/30 (Call 01/15/30)	25	24,619
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	8,396
Series B, 4.40%, 07/15/27 (Call 04/15/27)	15	14,889
Series C, 7.38%, 11/15/31	20	23,586
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	10	8,868
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	4,967
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	30	28,616
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	10	9,008
3.35%, 11/15/27 (Call 08/15/27)	5	4,857
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	40	35,025
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	5	4,374
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	65	64,544
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	5,931
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	40	35,690
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)(c)	25	21,169

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	$25	$21,745
2.75%, 11/01/29 (Call 08/01/29)	50	45,238
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	10	9,701
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	30	29,930
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	10	8,883
3.63%, 02/15/31 (Call 02/15/26)(b)	10	8,795
3.88%, 02/15/32 (Call 02/15/27)(b)	10	8,800
5.25%, 06/15/29 (Call 06/15/24)(b)	9	8,814
5.75%, 01/15/28 (Call 01/15/23)(c)	10	10,018
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	10	9,612
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	4,949
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	30	27,779
3.70%, 11/15/28 (Call 08/15/28)	5	4,986
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	45	36,054
4.55%, 07/01/30 (Call 01/01/30)	85	79,384
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	9,391
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	10	9,454
5.25%, 07/01/30 (Call 07/01/25)	10	9,243
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	4,229
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	21,292
3.70%, 06/15/28 (Call 12/15/27)	25	25,149
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	40	33,978
3.70%, 05/01/28 (Call 02/01/28)	30	29,897
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	40	38,865
Southern California Edison Co., Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,846
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	40	38,210
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	50	49,440
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	23,380
4.38%, 05/01/29 (Call 05/01/24)(b)	15	13,990
5.00%, 07/31/27 (Call 07/31/22)(b)	10	9,785
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	40	35,465
		1,969,686
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	35	31,669
2.20%, 12/21/31 (Call 09/21/31)	25	21,845
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	10	8,469
4.75%, 06/15/28 (Call 06/15/23)(b)(c)	5	4,437
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	15	15,756
		82,176
Electronics — 0.2%
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,043
Security	Par (000)	Value

Electronics (continued)
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	$21	$20,492
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)(c)	5	4,560
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	15	14,975
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	50	42,687
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,622
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)	10	9,442
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	20	18,764
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	4,577
3.95%, 01/12/28 (Call 10/12/27)	16	15,702
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	10	9,528
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	10	8,948
4.38%, 02/15/30 (Call 11/15/29)(b)	5	4,750
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	25	25,279
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	5	4,449
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	10	8,552
2.95%, 04/01/31 (Call 01/01/31)	17	14,305
		221,675
Energy - Alternate Sources — 0.0%
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	25	24,453
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(b)	5	5,316
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	5	4,735
5.00%, 01/31/28 (Call 07/31/27)(b)	10	9,601
		44,105
Engineering & Construction — 0.1%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	5	4,586
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,603
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	4,757
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)(c)	5	4,205
7.50%, 04/15/32 (Call 04/15/27)(b)	5	4,235
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	5	4,698
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(b)	5	4,327
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)(c)	15	14,300
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,436
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	5	4,420
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	5	4,434
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	10	8,858
		67,859
Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	4,588
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)(c)	6	4,220
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)	10	9,170
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)(c)	10	9,189
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	10	8,529
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	20	20,343
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	15	14,712
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,824
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(b)	5	4,745

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)	$5	$4,495
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	5	4,469
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(b)	5	4,874
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	7	6,451
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	10	8,701
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	10	9,240
4.75%, 10/15/27 (Call 10/15/22)(b)	10	9,534
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	25	23,955
4.28%, 03/15/32 (Call 12/15/31)(b)	50	46,677
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	10	8,507
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)	5	4,532
Peninsula Pacific Entertainment LLC/Peninsula Pacific
Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	15	16,291
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	5	4,092
Premier Entertainment Sub LLC/Premier Entertainment
Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	5	3,964
5.88%, 09/01/31 (Call 09/01/26)(b)	10	7,854
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	10	9,288
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	9,956
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	10	9,031
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	10	8,625
3.88%, 07/15/30 (Call 07/15/25)(b)	10	9,204
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/01/29 (Call 07/01/29)(b)(c)	10	8,868
		298,928
Environmental Control — 0.1%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	10	8,801
5.00%, 09/01/30 (Call 09/01/25)	5	4,375
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	10	9,183
4.00%, 08/01/28 (Call 08/01/23)(b)	10	9,025
4.38%, 08/15/29 (Call 08/15/24)(b)	5	4,474
4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,564
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)(c)	10	9,175
5.88%, 06/30/29 (Call 06/30/24)(b)	10	7,829
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	24,500
3.95%, 05/15/28 (Call 02/15/28)	30	30,198
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	10	9,076
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)(c)	9	8,659
4.25%, 12/01/28 (Call 09/01/28)	15	15,133
Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	$25	$22,263
3.15%, 11/15/27 (Call 08/15/27)	30	29,427
		196,682
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	15	13,080
4.88%, 02/15/30 (Call 02/15/25)(b)(c)	15	13,983
5.88%, 02/15/28 (Call 08/15/22)(b)	10	9,826
B&G Foods Inc., 5.25%, 09/15/27 (Call 07/01/22)	10	8,957
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)(c)	5	4,166
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	25,069
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	4,563
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	45	45,772
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	50	45,513
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	4,559
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	5	4,610
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
5.50%, 01/15/30 (Call 01/15/25)(b)	50	48,708
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	30	24,848
3.38%, 12/15/27 (Call 09/15/27)	10	9,729
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	45	43,908
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	15	14,734
4.63%, 01/30/29 (Call 10/30/28)	2	2,013
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	20	19,861
4.50%, 01/15/29 (Call 10/15/28)	5	5,098
7.50%, 04/01/31	25	30,352
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	10	9,274
4.38%, 01/31/32 (Call 01/31/27)(b)	5	4,615
4.88%, 05/15/28 (Call 11/15/27)(b)	10	9,904
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,740
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	82	80,212
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	25	22,597
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)(c)	10	8,880
5.50%, 10/15/27 (Call 10/15/22)(b)	10	9,839
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)(c)	10	8,760
4.25%, 04/15/31 (Call 04/15/26)(b)	10	9,257
5.88%, 09/30/27 (Call 09/30/22)(b)	10	10,240
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	20	17,553
4.63%, 04/15/30 (Call 04/15/25)(b)	20	17,973
5.50%, 12/15/29 (Call 12/15/24)(b)	15	14,296
5.63%, 01/15/28 (Call 12/01/22)(b)	10	9,917
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	5	4,517
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons
Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	10	8,828
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)(c)	25	25,299
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	15	13,153

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.95%, 04/01/30 (Call 01/01/30)	$25	$27,481
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	5	4,335
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(c)	35	35,543
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	5	4,577
4.75%, 02/15/29 (Call 02/15/24)(b)	10	9,390
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	5	4,822
		755,351
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	17	16,544
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	5	4,594
10.50%, 05/15/29 (Call 05/15/24)(b)(c)	5	4,487
		25,625
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)(c)	5	4,517
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	8	7,851
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	50	44,535
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	5	3,597
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(c)	10	9,199
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	40	33,392
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	5	4,881
		107,972
Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	50	41,069
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	22,841
3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,470
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	9,972
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	25	23,978
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	30	24,061
		131,391
Health Care - Products — 0.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	15	13,938
4.63%, 07/15/28 (Call 07/15/23)(b)(c)	15	14,612
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)(b)	28	25,075
3.95%, 04/01/30 (Call 01/01/30)	15	14,722
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	45	40,310
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	4,587
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	40	40,573
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	10	9,061
4.63%, 02/01/28 (Call 02/01/23)(b)(c)	5	4,954
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	55	49,654
5.25%, 10/01/29 (Call 10/01/24)(b)	25	22,145
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 06/01/22)(b)	3	3,178
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	25	22,945
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	37	36,519
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	10	9,626
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)	25	21,418
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	4	4,078
		337,395
Security	Par (000)	Value

Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	$10	$9,759
5.50%, 07/01/28 (Call 07/01/23)(b)	5	4,944
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)(c)	5	3,935
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	5	3,760
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	32,466
3.65%, 12/01/27 (Call 09/01/27)	50	49,752
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	10	8,991
3.50%, 04/01/30 (Call 04/01/25)(b)	5	4,503
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	25	22,461
2.50%, 03/01/31 (Call 12/01/30)	30	25,627
2.63%, 08/01/31 (Call 05/01/31)(c)	10	8,591
3.00%, 10/15/30 (Call 07/15/30)	25	22,249
3.38%, 02/15/30 (Call 02/15/25)	20	18,353
4.25%, 12/15/27 (Call 12/15/22)	25	24,889
4.63%, 12/15/29 (Call 12/15/24)	40	39,458
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)(c)	10	9,360
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	5	4,618
4.25%, 05/01/28 (Call 05/01/23)(b)	5	4,843
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	10	8,079
5.25%, 05/15/30 (Call 05/15/25)(b)	20	17,206
6.00%, 01/15/29 (Call 01/15/24)(b)	10	9,060
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	15	10,939
6.88%, 04/01/28 (Call 04/01/23)(b)	10	6,914
6.88%, 04/15/29 (Call 04/15/24)(b)	20	15,557
8.00%, 12/15/27 (Call 12/15/22)(b)(c)	10	10,000
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	15	12,301
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	30	26,045
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	15	13,961
4.75%, 02/01/30 (Call 02/01/25)	10	9,159
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	12,560
3.50%, 09/01/30 (Call 03/01/30)	25	22,804
4.13%, 06/15/29 (Call 03/15/29)	40	38,904
5.63%, 09/01/28 (Call 03/01/28)	15	15,743
5.88%, 02/01/29 (Call 08/01/28)	10	10,569
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	50	41,766
3.13%, 08/15/29 (Call 05/15/29)	25	23,337
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	11,875
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	4,200
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	5	4,408
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	7	6,376
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	9,250
4.38%, 06/15/28 (Call 06/15/23)(b)	10	9,653
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,489
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	22,066

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.20%, 06/30/29 (Call 03/30/29)	$5	$4,985
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)(c)	5	4,097
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	10	8,828
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	15	14,102
4.38%, 01/15/30 (Call 12/01/24)(b)	15	14,008
5.13%, 11/01/27 (Call 11/01/22)(b)	20	19,845
6.13%, 10/01/28 (Call 10/01/23)(b)	30	29,280
6.88%, 11/15/31	5	4,932
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	4,973
UnitedHealth Group Inc.
2.88%, 08/15/29	50	47,408
2.95%, 10/15/27	20	19,501
3.88%, 12/15/28	25	25,491
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	20	16,914
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(b)	5	3,660
		893,804
Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	25	19,624
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	5	4,186
5.25%, 04/15/29 (Call 04/15/24)(b)	10	9,023
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,285
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
4.38%, 02/01/29 (Call 08/01/28)	7	6,364
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	25	21,198
		64,680
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	5	4,305
4.63%, 04/01/30 (Call 04/01/25)(b)(c)	5	4,212
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)(c)	10	9,372
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	5	4,072
5.00%, 06/15/29 (Call 06/15/24)(b)	5	4,081
6.25%, 09/15/27 (Call 09/15/22)(b)	5	4,690
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,325
6.75%, 06/01/27 (Call 07/01/22)	7	7,139
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)	5	4,529
KB Home
4.00%, 06/15/31 (Call 12/15/30)	5	4,319
4.80%, 11/15/29 (Call 05/15/29)	5	4,646
6.88%, 06/15/27 (Call 12/15/26)	5	5,247
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)(c)	5	4,217
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,077
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	10	8,290
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	11,855
3.85%, 01/15/30 (Call 07/15/29)	15	13,353
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)	5	4,421
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	8,964
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	5	4,414
4.75%, 04/01/29 (Call 04/01/24)(b)	5	4,283
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)(c)	5	4,716
Security	Par (000)	Value

Home Builders (continued)
5.75%, 01/15/28 (Call 10/15/27)(b)	$5	$4,949
5.88%, 06/15/27 (Call 03/15/27)(b)	6	6,018
6.63%, 07/15/27 (Call 07/15/22)(b)	5	5,002
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	10	8,214
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)(c)	10	9,666
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	5	4,779
5.70%, 06/15/28 (Call 12/15/27)(c)	5	4,778
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	5	4,809
		177,742
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	15	14,448
4.40%, 03/15/29 (Call 12/15/28)	15	14,951
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)(c)	10	8,333
4.00%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,368
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(c)	35	35,592
		77,692
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	5	4,310
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	20,614
4.88%, 12/06/28 (Call 09/06/28)	5	5,156
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	4,493
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,441
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	30	29,209
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	40	40,013
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	4,851
3.95%, 11/01/28 (Call 08/01/28)	50	51,038
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 7.00%, 12/31/27 (Call 12/31/23)(b)(c)	5	4,010
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	7	5,984
5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,698
5.50%, 07/15/30 (Call 07/15/25)(b)	5	4,619
		183,436
Housewares — 0.0%
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	10	8,373
4.38%, 02/01/32 (Call 08/01/26)	4	3,314
4.50%, 10/15/29 (Call 10/15/24)	5	4,503
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	5	3,821
		20,011
Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,879
6.00%, 08/01/29 (Call 08/01/24)(b)	5	4,370
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	4,746
5.88%, 11/01/29 (Call 11/01/24)(b)	5	4,407
6.75%, 10/15/27 (Call 10/15/22)(b)	15	14,475
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	35	29,806
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)(c)	5	4,632
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	35	31,548

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	$25	$20,656
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	25	20,348
7.00%, 03/27/48 (Call 03/27/28),
(3 mo. LIBOR US + 4.135%)(a)	5	5,000
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	17,888
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)(c)	5	4,358
Athene Global Funding, 1.99%, 08/19/28(b)(c)	115	97,751
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	24,097
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	30	29,784
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	5	4,392
2.88%, 03/15/32 (Call 12/15/31)	20	18,490
Brighthouse Financial Global Funding, 2.00%, 06/28/28(b)	35	30,832
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	15	15,517
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)(c)	10	8,532
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	15	14,197
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	40	38,893
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	10,111
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	10	9,611
3.90%, 04/05/32 (Call 01/05/32)(b)	35	33,360
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	20	16,785
4.95%, 06/01/29 (Call 03/01/29)	5	5,030
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	40	40,064
F&G Global Funding, 2.00%, 09/20/28(b)	30	25,968
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	30	30,274
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	25	20,190
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	100	88,997
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	10	8,464
4.40%, 10/15/29 (Call 07/15/29)(b)	5	4,686
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,079
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)(c)	35	34,799
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	4,561
HUB International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,660
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	25,275
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	25	22,815
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	25	24,015
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	24,469
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	31	31,533
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(c)	60	62,429
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	4,837
New York Life Global Funding, 3.00%, 01/10/28(b)	35	33,814
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	14,532
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	45	38,203
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	4,480
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	23,117
Security	Par (000)	Value

Insurance (continued)
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	$5	$5,071
Prudential Financial Inc., 3.70%, 10/01/50 (Call 07/01/30)(a)	15	12,978
Prudential PLC, 3.13%, 04/14/30	40	37,152
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	25	24,211
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	5	4,401
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	4,794
Sammons Financial Group Inc., 4.75%, 04/08/32 (Call 01/08/32)(b)	15	14,191
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,678
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	17,973
		1,236,205
Internet — 0.6%
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	30	26,450
3.15%, 08/22/27 (Call 05/22/27)	103	101,981
3.45%, 04/13/29 (Call 02/13/29)	20	19,894
3.60%, 04/13/32 (Call 01/13/32)	30	29,709
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	5	4,168
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	10	9,134
6.13%, 12/01/28 (Call 12/01/23)(b)	5	4,189
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	50	51,770
Cablevision Lightpath LLC, 5.63%, 09/15/28
(Call 09/15/23)(b)(c)	10	7,863
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)(c)	5	4,514
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	28	24,870
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	10	7,533
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	35	29,602
3.25%, 02/15/30 (Call 11/15/29)	32	28,288
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	10	9,195
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)(c)	5	4,061
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	5	4,249
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,462
4.63%, 06/01/28 (Call 06/01/23)(b)	5	4,686
5.00%, 12/15/27 (Call 12/15/22)(b)(c)	5	4,871
5.63%, 02/15/29 (Call 02/15/24)(b)	5	4,864
Netflix Inc.
4.88%, 04/15/28	20	19,883
4.88%, 06/15/30 (Call 03/15/30)(b)(c)	10	9,830
5.38%, 11/15/29(b)(c)	10	10,124
5.88%, 11/15/28	21	21,829
6.38%, 05/15/29	10	10,629
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
6.00%, 02/15/28 (Call 02/15/24)(b)	5	4,027
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	155,876
Rakuten Group Inc., 6.25%, (Call 04/22/31)(a)(b)(f)	10	8,634
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	192,624
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	10	9,652
5.00%, 03/01/30 (Call 12/01/29)(b)	10	9,933
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	15	13,575
6.25%, 01/15/28 (Call 09/15/23)(b)	10	9,987

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
7.50%, 09/15/27 (Call 09/15/22)(b)	$5	$5,171
		868,127
Iron & Steel — 0.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	5	4,524
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	8	8,092
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	5	4,901
7.63%, 03/15/30 (Call 03/15/25)	5	5,009
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(b)(c)	10	9,325
Commercial Metals Co., 3.88%, 02/15/31 (Call 02/15/26)	5	4,346
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	30	27,931
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	5	4,015
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(c)	12	12,008
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(c)	25	23,299
		103,450
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)(c)	30	27,177
6.00%, 05/01/29 (Call 11/01/24)(b)	20	16,818
9.88%, 08/01/27 (Call 02/01/24)(b)	10	10,608
10.50%, 06/01/30 (Call 06/01/25)(b)	10	10,168
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	5	3,832
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(b)	5	4,489
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	5	4,209
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	10	7,792
5.38%, 07/15/27 (Call 10/15/26)(b)	10	8,509
5.50%, 04/01/28 (Call 10/01/27)(b)	15	12,686
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	10	8,464
7.00%, 02/15/29 (Call 02/15/24)(b)	10	8,533
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	5	4,299
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,303
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	5	4,437
		136,324
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(c)	10	9,721
4.75%, 06/15/31 (Call 06/15/26)(b)(c)	10	9,155
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	5	4,531
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	20	17,361
3.75%, 05/01/29 (Call 05/01/24)(b)(c)	10	9,169
4.00%, 05/01/31 (Call 05/01/26)(b)	15	13,760
4.88%, 01/15/30 (Call 01/15/25)(c)	10	9,821
5.75%, 05/01/28 (Call 05/01/23)(b)(c)	10	10,200
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,426
5.00%, 06/01/29 (Call 06/01/24)(b)	10	9,345
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	11,726
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)(c)	25	21,783
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	42	41,681
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	5,867
Security	Par (000)	Value

Lodging (continued)
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	$5	$4,448
4.75%, 01/15/28 (Call 09/15/22)	5	4,636
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 12/04/24)(b)(c)	15	10,966
5.63%, 07/17/27 (Call 07/17/22)(d)	10	7,948
5.75%, 07/21/28 (Call 07/21/23)(b)	10	7,675
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	10	9,102
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)(c)	10	9,069
4.63%, 12/01/31 (Call 06/01/31)(b)(c)	5	4,253
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	12	7,448
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)(c)	5	4,463
4.63%, 03/01/30 (Call 12/01/29)(b)	5	4,351
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/23)(b)	5	4,742
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	10	7,460
5.50%, 10/01/27 (Call 10/01/22)(b)	10	7,692
5.63%, 08/26/28 (Call 08/26/23)(b)	20	15,100
		287,899
Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28
(Call 12/15/23)(b)(c)	5	4,461
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	10	9,069
4.13%, 04/15/29 (Call 04/15/24)(b)	5	4,475
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	40	37,187
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	20	19,550
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	45	43,163
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)(c)	5	4,545
John Deere Capital Corp., 2.45%, 01/09/30	20	18,309
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,573
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	9,947
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	5	3,647
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	25	22,190
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	4,912
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	5	4,205
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)(c)	10	9,348
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	15	14,702
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)(c)	10	8,894
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	35	35,157
		258,334
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	9,188
2.88%, 10/15/27 (Call 07/15/27)(c)	40	39,071
3.63%, 09/14/28 (Call 06/14/28)(c)	15	15,098
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	25	21,944
3.75%, 12/01/27 (Call 09/01/27)(c)	5	4,896
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)(c)	5	4,382
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	10	9,918
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	10	9,374
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	4,908

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)(c)	$25	$22,427
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	28,881
		170,087
Media — 1.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)(c)	10	9,065
5.75%, 08/15/29 (Call 08/15/24)(b)	20	17,906
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	10	9,148
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	3,220
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	10	8,858
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	35	30,868
4.50%, 08/15/30 (Call 02/15/25)(b)	30	27,076
4.50%, 05/01/32 (Call 05/01/26)	20	17,601
4.75%, 03/01/30 (Call 09/01/24)(b)	35	32,287
4.75%, 02/01/32 (Call 02/01/27)(b)(c)	10	8,912
5.00%, 02/01/28 (Call 08/01/22)(b)(c)	30	29,079
5.38%, 06/01/29 (Call 06/01/24)(b)	20	19,428
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	30	25,574
3.75%, 02/15/28 (Call 11/15/27)	10	9,474
4.20%, 03/15/28 (Call 12/15/27)	30	29,072
5.05%, 03/30/29 (Call 12/30/28)	20	19,988
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	45	43,945
3.40%, 04/01/30 (Call 01/01/30)	50	48,435
4.15%, 10/15/28 (Call 07/15/28)	50	51,185
4.25%, 10/15/30 (Call 07/15/30)	50	51,051
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	40	38,997
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)(c)	10	8,162
4.13%, 12/01/30 (Call 12/01/25)(b)(c)	10	8,606
4.50%, 11/15/31 (Call 11/15/26)(b)	20	17,196
4.63%, 12/01/30 (Call 12/01/25)(b)(c)	25	19,641
5.00%, 11/15/31 (Call 11/15/26)(b)	10	7,879
5.38%, 02/01/28 (Call 02/01/23)(b)	10	9,511
5.75%, 01/15/30 (Call 01/15/25)(b)	25	20,906
6.50%, 02/01/29 (Call 02/01/24)(b)(c)	20	19,672
7.50%, 04/01/28 (Call 04/01/23)(b)	10	9,297
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 08/15/27 (Call 08/15/22)(b)	15	2,844
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(b)	41	38,651
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	45	41,604
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(b)	30	24,530
7.38%, 07/01/28 (Call 07/01/23)	12	9,389
5.13%, 06/01/29(c)	15	10,599
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	55	55,861
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)(c)	10	9,044
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	15	13,669
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)(c)	10	8,889
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/23)(b)	15	13,528
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	10	9,092
6.75%, 10/15/27 (Call 10/15/22)(b)	10	10,080
Security	Par (000)	Value

Media (continued)
Liberty Interactive LLC
8.25%, 02/01/30	$5	$3,603
8.50%, 07/15/29	5	3,693
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	10	9,127
8.00%, 08/01/29 (Call 08/01/24)(b)	7	6,039
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	15	13,876
5.13%, 02/15/32 (Call 02/15/27)(b)	5	4,800
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)(c)	10	9,428
5.63%, 07/15/27 (Call 07/15/22)(b)	15	14,965
Paramount Global, 3.70%, 06/01/28 (Call 03/01/28)	55	53,038
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(b)	10	8,317
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	5	4,517
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	5	4,354
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)(c)	5	4,719
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	10	8,502
5.50%, 03/01/30 (Call 12/01/24)(b)	5	4,115
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)(c)	15	13,202
4.00%, 07/15/28 (Call 07/15/24)(b)	25	23,203
4.13%, 07/01/30 (Call 07/01/25)(b)	15	13,522
5.00%, 08/01/27 (Call 08/01/22)(b)(c)	15	14,936
5.50%, 07/01/29 (Call 07/01/24)(b)	10	9,937
TCI Communications Inc., 7.13%, 02/15/28	5	5,787
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	10	9,792
5.00%, 09/15/29 (Call 09/15/24)	20	19,748
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	15	13,840
6.63%, 06/01/27 (Call 06/01/23)(b)	10	10,143
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	10	9,190
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	10	9,433
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,276
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	10	8,929
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	9,039
5.50%, 05/15/29 (Call 05/15/24)(b)	10	9,827
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	5	4,584
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	20	18,111
Walt Disney Co. (The)
2.20%, 01/13/28	40	37,383
2.65%, 01/13/31	65	58,893
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	10	8,890
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	10	9,263
		1,374,840
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	5	4,811

Mining — 0.5%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	15	14,827
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	5	4,723
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,006

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)	$5	$4,388
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27
(Call 05/01/27)(d)	200	193,136
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	20	17,850
4.50%, 09/15/27 (Call 06/15/27)(b)	5	4,813
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	10	9,795
6.13%, 04/15/32 (Call 01/15/32)(b)	10	9,969
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	10	9,473
4.63%, 08/01/30 (Call 08/01/25)	10	9,676
5.25%, 09/01/29 (Call 09/01/24)	25	25,005
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)	45	38,124
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(d)	200	213,816
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	2	2,081
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	5	4,376
4.63%, 03/01/28 (Call 03/01/23)(b)	5	4,596
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	5	4,710
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	4,572
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	8,717
4.75%, 01/30/30 (Call 01/30/25)(b)	15	14,249
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	24	28,097
		630,999
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	10	8,844
3.57%, 12/01/31 (Call 09/01/31)(c)	25	22,289
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(b)(c)	3	2,578
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	12	11,084
		44,795
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	4,441
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	4	3,840
		8,281
Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)(c)	5	5,097
7.63%, 02/01/29 (Call 02/01/24)(b)	8	8,669
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	5	4,827
4.38%, 10/15/28 (Call 07/15/28)(c)	5	4,776
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	5	4,850
8.25%, 12/31/28 (Call 02/01/24)(b)	5	5,087
BP Capital Markets America Inc.
3.63%, 04/06/30 (Call 01/06/30)	70	68,525
3.94%, 09/21/28 (Call 06/21/28)	10	10,031
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(b)(c)	5	5,169
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	25	24,893
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(b)	5	5,132
6.75%, 04/15/29 (Call 04/15/24)(b)	10	10,536
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	4,861
3.85%, 01/15/28 (Call 10/15/27)	20	20,366
Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(b)(c)$	7	$6,964
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,819
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)(c)	10	9,564
6.75%, 03/01/29 (Call 03/01/24)(b)	10	9,994
ConocoPhillips Co., 6.95%, 04/15/29	44	52,227
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	8,368
4.38%, 01/15/28 (Call 10/15/27)	15	14,746
5.75%, 01/15/31 (Call 07/15/30)(b)	20	20,576
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	20	20,040
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	5	4,934
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b)	5	4,737
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	35	34,540
5.25%, 10/15/27 (Call 10/15/22)	3	3,046
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	35	33,225
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	5	5,005
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	11	11,233
Eni USA Inc., 7.30%, 11/15/27	15	17,061
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	5	4,536
5.00%, 01/15/29 (Call 07/15/28)	5	4,957
7.50%, 02/01/30 (Call 11/01/29)	10	11,105
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	40,646
3.63%, 09/10/28 (Call 06/10/28)	65	64,787
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	30	27,731
3.48%, 03/19/30 (Call 12/19/29)	25	24,705
Global Marine Inc., 7.00%, 06/01/28	5	3,452
Hess Corp.
7.30%, 08/15/31	15	17,592
7.88%, 10/01/29	5	5,931
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	5	4,896
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,863
6.00%, 02/01/31 (Call 02/01/26)(b)	10	9,688
6.25%, 04/15/32 (Call 05/15/27)(b)	5	4,871
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	5	4,945
10.13%, 01/15/28 (Call 01/15/23)	5	5,244
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)(c)	10	9,986
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 07/01/22)(b)	5	4,852
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)(c)	5	5,137
7.05%, 05/01/29	5	5,152
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(b)(c)	5	4,748
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	5	5,113
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(c)	15	16,324
6.63%, 09/01/30 (Call 03/01/30)	15	16,818
7.50%, 05/01/31	10	11,987
7.88%, 09/15/31	10	12,123
8.50%, 07/15/27 (Call 01/15/27)	5	5,785

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.88%, 07/15/30 (Call 01/15/30)	$10	$12,472
Oil & Gas Holding Co. BSCC (The), 7.50%, 10/25/27(d)	200	204,830
Ovintiv Inc., 8.13%, 09/15/30	10	11,833
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)(c)	10	9,034
4.63%, 05/01/30 (Call 05/01/25)(b)	10	9,018
5.88%, 07/15/27 (Call 07/15/22)(b)	5	4,908
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(c)	5	4,628
5.15%, 11/15/29 (Call 08/15/29)(c)	5	4,696
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)(c)	10	8,850
Petrobras Global Finance BV, 6.00%, 01/27/28(c)	100	103,072
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	25	20,801
6.70%, 02/16/32 (Call 11/16/31)	32	27,648
6.84%, 01/23/30 (Call 10/23/29)	113	101,698
Petronas Capital Ltd., 2.48%, 01/28/32 (Call 10/28/31)(d)	200	174,404
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	25	21,185
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	35	29,407
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	5	4,843
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	5	4,896
8.25%, 01/15/29 (Call 01/15/24)	7	7,587
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	5	4,776
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	60	60,760
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	181,716
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	5	4,986
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	10	9,764
5.38%, 02/01/29 (Call 02/01/24)	5	5,039
5.38%, 03/15/30 (Call 03/15/25)	15	15,249
7.75%, 10/01/27 (Call 10/01/22)	5	5,266
8.38%, 09/15/28 (Call 09/15/23)(c)	10	10,960
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	15	13,962
4.50%, 04/30/30 (Call 04/30/25)(b)	6	5,461
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	5	4,975
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	45	42,099
3.45%, 02/19/29 (Call 11/19/28)	5	4,885
TotalEnergies Capital SA, 3.88%, 10/11/28	4	4,041
Transocean Inc., 7.50%, 04/15/31	5	3,141
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	35	34,187
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)(c)	5	4,995
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	19,635
		1,983,579
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(b)	10	9,755
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	4,657
3.34%, 12/15/27 (Call 09/15/27)	35	33,951
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	10	9,412
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	22,937
Security	Par (000)	Value

Oil & Gas Services (continued)
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	$5	$4,592
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	9,805
4.30%, 05/01/29 (Call 02/01/29)(b)	45	44,707
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	4,823
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(b)(c)	20	19,115
		163,754
Oil Field Machinery & Equipment — 0.0%
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)	5	4,799

Packaging & Containers — 0.2%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(b)(g)	10	7,965
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	10	8,935
4.00%, 09/01/29 (Call 05/15/24)(b)	10	8,666
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 08/15/27 (Call 08/15/22)(b)	20	16,744
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	15	12,974
3.13%, 09/15/31 (Call 06/15/31)(c)	10	8,742
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	10	9,262
Clydesdale Acquisition Holdings Inc., 8.75%, 04/15/30 (Call 04/15/25)(b)	15	13,474
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	10	10,029
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	10	8,262
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	9,286
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,506
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd.
Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)(c)	10	9,250
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/08/22)(b)(c)	5	5,241
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	5	4,575
8.25%, 11/01/29 (Call 11/01/24)(b)	5	4,194
10.50%, 07/15/27 (Call 07/15/22)(b)(c)	10	9,637
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	5	4,392
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	9,222
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group
Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)(c)	10	9,055
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group
Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	5	4,519
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)(c)	5	4,726
5.00%, 04/15/29 (Call 04/15/25)(b)	5	4,966
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	4,807
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	20	18,056
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	5	4,549
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 08/15/22)(b)(c)	10	9,900
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	9,658

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.00%, 03/15/28 (Call 12/15/27)	$25	$24,845
4.90%, 03/15/29 (Call 12/15/28)(c)	30	30,959
		291,396
Pharmaceuticals — 1.1%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	40	37,677
4.25%, 11/14/28 (Call 08/14/28)	75	76,249
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	5	4,306
5.13%, 03/01/30 (Call 03/01/25)(b)	10	8,697
6.13%, 08/01/28 (Call 08/01/23)(b)	5	4,675
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	25	24,638
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	60	50,216
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	15	12,889
5.00%, 01/30/28 (Call 01/30/23)(b)	15	9,584
5.00%, 02/15/29 (Call 02/15/24)(b)	10	5,988
5.25%, 01/30/30 (Call 01/30/25)(b)	15	8,771
5.25%, 02/15/31 (Call 02/15/26)(b)	10	5,876
5.75%, 08/15/27 (Call 08/15/22)(b)	6	5,296
6.25%, 02/15/29 (Call 02/15/24)(b)	18	11,220
7.00%, 01/15/28 (Call 01/15/23)(b)	7	4,775
7.25%, 05/30/29 (Call 05/30/24)(b)	7	4,623
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	200	200,316
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	10	9,968
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	50	41,925
2.95%, 03/15/32 (Call 12/15/31)(c)	15	14,137
3.40%, 07/26/29 (Call 04/26/29)	7	6,913
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	45	39,781
4.38%, 10/15/28 (Call 07/15/28)(c)	50	50,745
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	25,253
3.25%, 08/15/29 (Call 05/15/29)	45	42,402
4.30%, 03/25/28 (Call 12/25/27)	55	55,688
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	10	10,304
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	45	44,628
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(b)	5	4,450
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	5	353
9.50%, 07/31/27 (Call 07/31/23)(b)(c)	10	2,465
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	15	11,417
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	55	56,128
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)(c)	5	3,594
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)(c)	15	14,516
Johnson & Johnson
2.90%, 01/15/28 (Call 10/15/27)	40	39,319
6.95%, 09/01/29	10	12,445
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	19,858
Merck & Co. Inc.
2.15%, 12/10/31 (Call 09/10/31)	25	22,160
3.40%, 03/07/29 (Call 12/07/28)	55	54,408
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	5	4,568
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	20	19,134
5.13%, 04/30/31 (Call 04/30/26)(b)	20	19,088
Security	Par (000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)	$10	$9,029
6.63%, 04/01/30 (Call 04/01/25)(b)	5	4,918
Perrigo Finance Unlimited Co., 3.90%, 06/15/30 (Call 03/15/30)	10	9,203
Pfizer Inc., 2.63%, 04/01/30 (Call 01/01/30)	95	88,579
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	10	8,481
Teva Pharmaceutical Finance Netherlands III BV, 4.75%,
05/09/27 (Call 02/09/27)	200	186,032
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	30	25,225
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	40	38,656
3.90%, 08/20/28 (Call 05/20/28)	24	23,976
		1,495,542
Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(b)	5	5,014
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	4,953
Buckeye Partners LP
4.13%, 12/01/27 (Call 09/01/27)	10	9,300
4.50%, 03/01/28 (Call 12/01/27)(b)(c)	5	4,707
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	20	19,441
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(b)	10	8,737
4.00%, 03/01/31 (Call 03/01/26)	20	18,482
4.50%, 10/01/29 (Call 10/01/24)	15	14,651
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	5	4,556
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	15	14,217
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(b)	10	9,437
8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,091
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	5	4,294
5.13%, 05/15/29 (Call 02/15/29)	5	4,999
5.63%, 07/15/27 (Call 04/15/27)	5	5,171
8.13%, 08/16/30(c)	5	5,738
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
7.13%, 06/01/28 (Call 06/01/24)(b)	5	4,860
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)(c)	15	14,034
4.38%, 06/15/31 (Call 06/15/26)(b)	10	9,300
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	25	22,597
Energy Transfer LP
4.95%, 06/15/28 (Call 03/15/28)	50	50,819
5.25%, 04/15/29 (Call 01/15/29)	20	20,578
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)(c)	10	9,707
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	45	41,158
4.15%, 10/16/28 (Call 07/16/28)	60	60,417
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	10	8,876
4.75%, 01/15/31 (Call 07/15/30)(b)(c)	10	8,644
5.50%, 07/15/28 (Call 04/15/28)	10	9,496
6.50%, 07/01/27 (Call 01/01/27)(b)	10	10,012
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)	5	4,821

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	$5	$4,733
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	10	10,039
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,599
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,941
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%,
02/01/28 (Call 02/01/23)(b)(c)	5	4,697
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	15	12,836
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	60	60,224
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	40	34,786
4.80%, 02/15/29 (Call 11/15/28)	9	9,141
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	35	35,348
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	5	4,896
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	35	32,003
4.55%, 07/15/28 (Call 04/15/28)	25	25,041
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	5	4,626
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	5	4,391
4.95%, 07/15/29 (Call 04/15/29)(b)	10	9,153
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	45	44,542
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	9,292
6.00%, 12/31/30 (Call 12/31/25)(b)	5	4,506
6.00%, 09/01/31 (Call 09/01/26)(b)	5	4,412
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	20	19,126
5.50%, 03/01/30 (Call 03/01/25)	15	14,883
6.88%, 01/15/29 (Call 01/15/24)	15	15,764
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	5	4,807
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	65	64,273
4.25%, 05/15/28 (Call 02/15/28)	15	15,108
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	18,554
4.00%, 03/15/28 (Call 12/15/27)	25	24,828
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(b)	12	11,366
4.13%, 08/15/31 (Call 02/15/31)(b)	10	9,388
Western Midstream Operating LP
4.55%, 02/01/30 (Call 11/01/29)	10	9,577
4.75%, 08/15/28 (Call 05/15/28)	10	9,932
Williams Companies Inc. (The), 2.60%, 03/15/31 (Call 12/15/30)	35	30,350
		986,269
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	10	10,079
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,663
4.38%, 02/01/31 (Call 02/01/26)(b)(c)	10	8,892
5.38%, 08/01/28 (Call 08/01/23)(b)	10	9,738
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	5	4,730
Security	Par (000)	Value

Real Estate (continued)
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(c)	$10	$9,075
4.75%, 02/01/30 (Call 09/01/24)	5	4,462
5.00%, 03/01/31 (Call 03/01/26)	5	4,450
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	10	8,725
5.75%, 01/15/29 (Call 01/15/24)(b)	10	8,912
		73,726
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	25	23,115
3.95%, 01/15/28 (Call 10/15/27)	5	4,969
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	25	25,104
American Finance Trust Inc./American Finance Operating
Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	5	4,239
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	65	53,764
2.90%, 01/15/30 (Call 10/15/29)	5	4,423
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	10	8,520
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	35	33,707
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	25	22,231
4.50%, 12/01/28 (Call 09/01/28)	30	30,226
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	45	37,203
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	4,991
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	25	20,981
3.80%, 02/15/28 (Call 11/15/27)	60	58,418
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	5	4,537
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	25	23,548
3.70%, 08/15/27 (Call 05/15/27)(c)	30	29,175
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	5	3,931
4.75%, 02/15/28 (Call 08/15/27)	10	8,372
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	4,995
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	25	21,030
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	30	25,240
3.20%, 11/18/29 (Call 08/18/29)	40	36,713
ERP Operating LP
3.00%, 07/01/29 (Call 04/01/29)	25	23,426
3.25%, 08/01/27 (Call 05/01/27)	10	9,698
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	5	4,516
4.00%, 03/01/29 (Call 12/01/28)	25	24,487
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	5	4,580
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	25	21,044
5.30%, 01/15/29 (Call 10/15/28)	25	24,881
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	5	4,228
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	40	35,799
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	50	45,701

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	$25	$21,167
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	22,421
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	9,845
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	25	20,067
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)(c)	10	8,977
4.88%, 09/15/27 (Call 09/15/22)(b)	10	9,840
4.88%, 09/15/29 (Call 09/15/24)(b)(c)	10	9,469
5.00%, 07/15/28 (Call 07/15/23)(b)	10	9,739
5.25%, 03/15/28 (Call 12/27/22)(b)	10	9,724
5.25%, 07/15/30 (Call 07/15/25)(b)	15	14,338
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	35	31,068
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	25	22,629
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	9,005
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	25	20,613
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	9,799
4.20%, 06/15/28 (Call 03/15/28)	20	19,994
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	10	8,752
4.63%, 08/01/29 (Call 08/01/24)	10	9,506
5.00%, 10/15/27 (Call 10/15/22)(c)	10	9,912
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	35	29,246
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	10	9,484
5.88%, 10/01/28 (Call 10/01/23)(b)	10	9,879
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	25	20,654
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	45	40,052
2.30%, 05/01/31 (Call 02/01/31)	30	26,161
3.09%, 09/15/27 (Call 06/15/27)	35	33,941
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	35	34,426
3.95%, 08/15/27 (Call 05/15/27)	35	35,057
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	5	4,483
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	10	9,353
4.75%, 10/15/27 (Call 10/15/22)	5	4,818
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)(c)	5	4,530
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	25	20,613
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	25	20,974
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	15	13,352
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	4	3,116
4.38%, 02/15/30 (Call 08/15/29)	5	3,687
4.95%, 10/01/29 (Call 07/01/29)	4	3,152
5.50%, 12/15/27 (Call 09/15/27)	5	4,461
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	50	44,041
3.38%, 12/01/27 (Call 09/01/27)	58	56,356
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	27,004
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	$15	$12,452
4.50%, 03/15/28 (Call 12/15/27)	5	5,001
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	25	21,951
2.70%, 07/15/31 (Call 04/15/31)	20	16,868
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,029
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
6.00%, 01/15/30 (Call 01/15/25)(b)	10	8,016
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	4,473
6.50%, 02/15/29 (Call 02/15/24)(b)	10	8,448
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	41	40,624
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	20	19,831
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	8,990
4.13%, 08/15/30 (Call 02/15/25)(b)	5	4,596
4.63%, 12/01/29 (Call 12/01/24)(b)	10	9,403
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)(c)	25	22,765
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	45,909
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	35	34,035
6.95%, 10/01/27	5	5,660
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,686
		1,702,234
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,595
3.88%, 01/15/28 (Call 09/15/22)(b)	20	18,877
4.00%, 10/15/30 (Call 10/15/25)(b)	30	26,442
4.38%, 01/15/28 (Call 11/15/22)(b)	10	9,393
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	50	40,311
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)(c)	5	4,622
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	10	9,403
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	20	19,128
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	4,218
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	5	4,718
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	10	9,243
4.75%, 03/01/30 (Call 03/01/25)	5	4,584
5.00%, 02/15/32 (Call 11/15/26)(b)(c)	5	4,533
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)	5	4,026
7.13%, 07/15/29 (Call 07/15/24)(b)	5	3,387
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	25	20,151
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	25	24,377
Bath & Body Works Inc.
5.25%, 02/01/28(c)	5	4,778
6.63%, 10/01/30 (Call 10/01/25)(b)(c)	10	9,992
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/24)(b)	10	8,829
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(c)	50	50,516
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	5	4,407
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	5	3,522
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)(c)	15	9,902
5.88%, 10/01/28 (Call 10/01/23)(b)(c)	5	3,521

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
10.25%, 05/01/30 (Call 05/01/27)(b)	$22	$19,626
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	25	21,497
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	35	35,133
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	44	43,935
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)(c)	10	8,687
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	15	13,642
6.75%, 01/15/30 (Call 01/15/25)(b)	15	12,995
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	5	4,544
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,775
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,158
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)(c)	5	4,056
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	7,331
3.88%, 10/01/31 (Call 10/01/26)(b)	7	4,983
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/23)(b)(c)	10	9,104
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	5	4,203
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	25	20,671
2.80%, 09/14/27 (Call 06/14/27)	80	78,046
2.95%, 06/15/29 (Call 03/15/29)	50	47,773
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)(c)	10	7,864
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)(c)	15	12,784
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)(c)	5	4,627
4.38%, 01/15/31 (Call 10/15/25)(b)(c)	10	9,309
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	22,102
3.65%, 04/05/29 (Call 01/05/29)	65	63,069
3.75%, 04/01/32 (Call 01/01/32)	25	23,855
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	5	4,708
5.88%, 03/15/30 (Call 03/15/25)(b)	5	4,580
6.13%, 03/15/32 (Call 03/15/27)(b)	5	4,506
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	55	48,270
3.80%, 04/01/28 (Call 01/01/28)	30	30,093
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	10	8,225
7.88%, 05/01/29 (Call 05/01/24)(b)(c)	17	12,200
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,528
5.63%, 05/01/27 (Call 07/01/22)	5	5,048
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	4	3,382
4.38%, 04/01/30 (Call 01/01/30)	5	4,371
6.95%, 03/15/28(c)	5	5,094
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	39	39,487
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)(c)	5	4,484
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	5	3,571
6.75%, 08/01/29 (Call 08/01/24)(b)	5	3,634
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,005
Security	Par (000)	Value

Retail (continued)
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	$5	$4,481
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	10	9,199
7.75%, 02/15/29 (Call 02/15/24)(b)(c)	10	9,372
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)(c)	10	8,191
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	10	8,896
4.88%, 11/15/31 (Call 11/15/26)(b)	5	4,331
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	4,600
6.00%, 12/01/29 (Call 12/01/24)(b)(c)	10	8,616
6.13%, 07/01/29 (Call 07/01/24)(b)	5	4,261
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)(c)	11	10,818
3.55%, 08/15/29 (Call 05/15/29)	55	53,054
4.00%, 11/15/28 (Call 08/15/28)	20	20,096
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)(c)	10	9,283
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,669
Target Corp., 2.35%, 02/15/30 (Call 11/15/29)	10	9,072
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	35	34,719
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	10	8,228
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	4,456
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	15	13,274
4.63%, 01/31/32 (Call 10/01/26)	10	9,332
4.75%, 01/15/30 (Call 10/15/29)(b)	10	9,648
5.38%, 04/01/32 (Call 04/01/27)	10	9,803
		1,244,829
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 07/01/22)(b)	10	9,970
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	35	33,383
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	55	45,585
5.00%, 04/15/30 (Call 01/15/30)	45	45,442
Entegris Escrow Corp., 4.75%, 04/15/29 (Call 01/15/29)(b)	5	4,758
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	5	4,439
4.38%, 04/15/28 (Call 04/15/23)(b)	5	4,744
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	60	60,521
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	35,276
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	25	21,729
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	30	25,188
5.33%, 02/06/29 (Call 11/06/28)	30	30,959
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	40	35,796
2.00%, 06/15/31 (Call 03/15/31)	40	34,674
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	40	33,656
3.40%, 05/01/30 (Call 02/01/30)	30	27,605
5.00%, 01/15/33 (Call 10/15/32)	10	9,994
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)(c)	10	9,507
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	32,586
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	31,289
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,533

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	$20	$18,322
2.90%, 11/03/27 (Call 08/03/27)	10	9,789
		569,745
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	30	28,759

Software — 0.5%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	9,037
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	10	9,451
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	30	27,118
CDK Global Inc., 4.88%, 06/01/27 (Call 07/01/22)	5	4,996
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	10	9,366
4.88%, 07/01/29 (Call 06/30/24)(b)	10	8,945
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(b)	10	9,039
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	5	4,546
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	4,417
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(b)	10	9,447
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(c)	25	20,957
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	70	65,866
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	4,238
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)(c)	27	25,064
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	10	9,157
3.63%, 11/01/31 (Call 11/01/26)(b)(c)	5	4,523
3.88%, 02/15/31 (Call 06/01/25)(b)	15	13,983
4.00%, 11/15/29 (Call 11/15/24)(b)(c)	10	9,494
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	10	9,409
3.88%, 12/01/29 (Call 12/01/24)(b)	5	4,577
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	15	13,932
4.13%, 12/01/31 (Call 12/01/26)(b)	10	9,042
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	50	42,679
2.95%, 04/01/30 (Call 01/01/30)	40	34,995
3.25%, 11/15/27 (Call 08/15/27)	45	42,163
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	8,873
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)(c)	10	8,734
5.38%, 12/01/28 (Call 12/01/23)(b)	5	3,961
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	10	8,930
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	3,916
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	44	44,381
RRD Parent Inc., 10.00%, 10/15/31(b)	15	21,180
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	35	35,467
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 07/01/22)(b)(c)	20	20,042
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	35	33,621
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	5	4,583
3.88%, 03/15/31 (Call 03/15/26)	10	9,073
Security	Par (000)	Value

Software (continued)
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	$70	$68,950
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	10	8,759
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	5	4,363
		691,274
Telecommunications — 1.1%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/23)(b)	20	16,767
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	20	17,352
Altice France SA/France
5.13%, 07/15/29 (Call 04/15/24)(b)	30	26,206
5.50%, 01/15/28 (Call 09/15/22)(b)	10	8,982
AT&T Inc.
4.10%, 02/15/28 (Call 11/15/27)	70	70,708
4.30%, 02/15/30 (Call 11/15/29)	120	121,117
4.35%, 03/01/29 (Call 12/01/28)	45	45,558
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	10	7,097
British Telecommunications PLC
4.88%, 11/23/81 (Call 08/23/31)(a)(b)	10	9,059
9.63%, 12/15/30	50	65,122
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)	10	9,473
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)(c)	15	13,284
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	10	8,451
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	5	4,352
6.50%, 10/01/28 (Call 10/01/23)(b)	10	8,728
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	35	44,577
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	15	13,972
5.88%, 10/15/27 (Call 10/15/23)(b)(c)	10	9,802
5.88%, 11/01/29 (Call 11/01/24)	10	8,462
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	10	8,508
6.75%, 05/01/29 (Call 05/01/24)(b)(c)	10	8,724
8.75%, 05/15/30 (Call 05/15/25)(b)	15	15,783
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(b)	10	9,629
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)(c)	35	32,765
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	10	8,450
3.75%, 07/15/29 (Call 01/15/24)(b)	10	8,540
4.25%, 07/01/28 (Call 07/01/23)(b)	13	11,548
4.63%, 09/15/27 (Call 09/15/22)(b)	11	10,226
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	10	8,059
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(b)	10	8,226
5.38%, 06/15/29 (Call 06/15/24)(b)	10	8,575
Series G, 6.88%, 01/15/28(c)	5	4,772
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	50	50,249
Orange SA, 9.00%, 03/01/31	25	33,311
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	5	5,076
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	25	23,723
Sprint Capital Corp.
6.88%, 11/15/28(c)	27	30,572
8.75%, 03/15/32(c)	20	25,968
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)(c)	10	10,042
4.13%, 06/15/29 (Call 06/15/24)(b)	5	5,037

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	$5	$3,400
6.50%, 10/15/27 (Call 10/15/22)(b)(c)	5	2,370
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	10	9,288
3.70%, 09/15/27 (Call 06/15/27)	20	20,003
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	50	43,390
2.63%, 02/15/29 (Call 02/15/24)	10	8,861
2.88%, 02/15/31 (Call 02/15/26)	10	8,775
3.38%, 04/15/29 (Call 04/15/24)	15	13,919
3.38%, 04/15/29 (Call 04/15/24)(b)	8	7,416
3.50%, 04/15/31 (Call 04/15/26)(c)	15	13,789
3.50%, 04/15/31 (Call 04/15/26)(b)	10	9,134
3.88%, 04/15/30 (Call 01/15/30)	125	120,234
4.75%, 02/01/28 (Call 02/01/23)	15	15,069
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	55	45,684
2.36%, 03/15/32 (Call 12/15/31)	50	43,050
2.55%, 03/21/31 (Call 12/21/30)	55	48,763
4.02%, 12/03/29 (Call 09/03/29)	70	69,472
4.33%, 09/21/28	64	65,111
ViaSat Inc., 6.50%, 07/15/28 (Call 07/15/23)(b)	5	4,243
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	15	13,216
4.75%, 07/15/31 (Call 07/15/26)(b)	15	13,689
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31)(a)	10	8,355
4.38%, 05/30/28	60	61,166
7.00%, 04/04/79 (Call 01/04/29)(a)	20	20,610
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(b)	15	13,814
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 03/01/23)(b)	10	8,000
		1,527,673
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	12	11,598
3.90%, 11/19/29 (Call 08/19/29)	25	23,903
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)(c)	5	4,795
		40,296
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	10,027
Canadian Pacific Railway Co., 2.45%, 12/02/31 (Call 09/02/31)	25	22,063
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)(c)	5	4,799
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)(c)	5	3,975
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	4,940
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	40	40,004
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	31	30,281
4.25%, 05/15/30 (Call 02/15/30)	25	24,998
First Student Bidco Inc./First Transit Parent Inc., 4.00%,
07/31/29 (Call 07/31/24)(b)(c)	15	13,306
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	10	9,158
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	30	27,243
3.00%, 03/15/32 (Call 12/15/31)	5	4,608
Security	Par (000)	Value

Transportation (continued)
3.80%, 08/01/28 (Call 05/01/28)	$20	$19,892
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	10	9,041
2.80%, 02/14/32 (Call 12/15/31)	50	45,671
3.95%, 09/10/28 (Call 06/10/28)	20	20,308
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	35	36,707
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	25	21,766
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	10	9,498
		358,285
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	10	8,595
9.75%, 08/01/27 (Call 08/01/23)(b)(c)	5	5,087
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	25	24,059
		37,741
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	30	27,274
3.75%, 09/01/28 (Call 06/01/28)	5	4,941
4.45%, 06/01/32 (Call 03/01/32)	10	10,264
		42,479

Total Corporate Bonds & Notes — 25.1%
(Cost: $37,508,502)		34,534,385

Foreign Government Obligations(h)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(i)	150	38,409
1.00%, 07/09/29	30	7,953
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 07/01/22)(i)	180	52,646
1.00%, 07/09/29 (Call 07/01/22)	40	11,875
		110,883
Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31(c)	200	175,112

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	90	90,511
Province of New Brunswick Canada, 3.63%, 02/24/28	15	15,356
Province of Ontario Canada, 2.13%, 01/21/32	50	45,074
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	10	12,657
		163,598
Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	165,822

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.50%, 02/22/29 (Call 12/22/28)(d)	150	142,236

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(j)	10	5,538
5.00%, 07/31/30(d)(i)	30	24,923
		30,461
Egypt — 0.1%
Egypt Government International Bond, 5.80%, 09/30/27(d)	200	166,866

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong — 0.1%
Airport Authority, 2.40%, (Call 03/08/28)(a)(d)(f)	$200	$176,592

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	179,250

Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	201,618

Nigeria — 0.1%
Nigeria Government International Bond, 6.50%, 11/28/27(d)	200	170,798

Oman — 0.2%
Oman Government International Bond, 5.63%, 01/17/28(d)	200	201,420

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	15	18,158
9.38%, 04/01/29	40	50,730
		68,888
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	50	44,237
2.84%, 06/20/30	50	45,101
		89,338
Philippines — 0.1%
Philippine Government International Bond, 3.00%, 02/01/28	200	194,268

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	212,368

Saudi Arabia — 0.3%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	200	193,572
Saudi Government International Bond, 4.38%, 04/16/29(d)	200	209,762
		403,334
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	185,664

Supranational — 0.3%
Asian Development Bank
0.75%, 10/08/30	40	33,398
1.75%, 09/19/29	45	41,327
1.88%, 01/24/30	5	4,623
2.50%, 11/02/27	30	29,316
European Investment Bank, 1.63%, 10/09/29	75	68,519
Inter-American Development Bank
2.25%, 06/18/29	55	52,357
3.13%, 09/18/28	100	100,820
International Bank for Reconstruction & Development
1.63%, 11/03/31	50	44,327
1.75%, 10/23/29	50	45,945
International Finance Corp., 0.75%, 08/27/30(c)	20	16,789
		437,421
Turkey — 0.2%
Turkey Government International Bond
5.13%, 02/17/28	200	166,582
11.88%, 01/15/30	50	57,231
		223,813
Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/27(d)	100	38,850
Security	Par (000)	Value

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 1.63%, 06/02/28(d)	$200	$182,458
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	184,644
		367,102
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)(c)	30	31,314

Total Foreign Government Obligations — 3.0%
(Cost: $4,561,371)		4,137,016

Municipal Debt Obligations

California — 0.1%
State of California GO, 2.50%, 10/01/29	50	45,679
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	8,978
		54,657

Total Municipal Debt Obligations — 0.1%
(Cost: $62,120)		54,657

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 51.1%
Federal Home Loan Mortgage Corp.
1.50%, 03/01/36	6	5,108
1.50%, 02/01/37	9	7,940
1.50%, 03/01/37	54	49,897
2.00%, 09/01/36	114	107,761
2.00%, 05/01/50	252	224,574
2.00%, 09/01/50	75	66,429
2.00%, 10/01/50	49	43,809
2.00%, 08/01/51	119	106,099
2.00%, 10/01/51	434	385,484
2.00%, 11/01/51	315	279,545
2.00%, 12/01/51	435	386,250
2.00%, 03/01/52	49	43,822
2.50%, 01/01/33	10	10,011
2.50%, 07/01/36	61	59,427
2.50%, 04/01/51	49	44,832
2.50%, 09/01/51	978	901,724
2.50%, 03/01/52	74	68,036
2.50%, 04/01/52	125	114,638
3.00%, 03/01/46	128	123,693
3.00%, 07/01/46	9	9,145
3.00%, 08/01/46	57	55,440
3.00%, 09/01/46	40	39,091
3.00%, 10/01/46	22	21,485
3.00%, 12/01/46	198	191,439
3.00%, 01/01/47	33	31,613
3.00%, 02/01/47	107	104,023
3.00%, 06/01/47	89	86,060
3.00%, 08/01/47	13	12,435
3.00%, 09/01/47	25	24,512
3.00%, 10/01/47	22	21,269
3.00%, 02/01/49	997	966,481
3.00%, 05/01/51	383	370,487
3.00%, 11/01/51	118	112,944
3.50%, 06/01/34	9	9,216
3.50%, 03/01/38	55	54,938

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/01/42	$46	$45,682
3.50%, 10/01/44	20	19,987
3.50%, 03/01/46	108	108,305
3.50%, 12/01/46	13	13,089
3.50%, 01/01/47	21	20,780
3.50%, 04/01/47	33	32,909
3.50%, 07/01/47	31	31,378
3.50%, 08/01/47	5	5,179
3.50%, 09/01/47	72	72,091
3.50%, 12/01/47	4	4,188
3.50%, 02/01/48	73	72,589
3.50%, 03/01/48	32	31,423
3.50%, 05/01/48	20	19,679
3.50%, 04/01/49	55	54,737
3.50%, 05/01/49	11	11,201
3.50%, 06/01/49	17	16,429
4.00%, 09/01/45	13	13,095
4.00%, 02/01/46	98	100,129
4.00%, 10/01/46	6	6,392
4.00%, 10/01/47	3	2,807
4.00%, 01/01/48	23	23,668
4.00%, 02/01/48	10	10,414
4.00%, 06/01/48	26	26,243
4.00%, 12/01/48	15	14,853
4.00%, 01/01/49	4	4,421
4.50%, 10/01/48	26	27,196
4.50%, 01/01/49	12	12,186
5.00%, 12/01/41	215	228,303
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 2.12%, 03/25/29	500	466,715
Federal National Mortgage Association
1.50%, 01/01/51	448	380,690
1.50%, 07/01/51	145	123,089
2.00%, 01/01/37	25	23,793
2.00%, 04/01/51	314	278,906
2.00%, 06/01/51	285	253,216
2.00%, 07/01/51	139	123,369
2.00%, 10/01/51	2,062	1,831,288
2.00%, 01/01/52	985	875,829
2.50%, 05/01/36	39	37,953
2.50%, 07/01/36	45	43,652
2.50%, 10/01/50	160	149,414
2.50%, 07/01/51	353	327,949
2.50%, 08/01/51	307	283,576
2.50%, 12/01/51	292	269,428
2.50%, 04/01/52	1,172	1,078,299
3.00%, 04/01/35	329	326,622
3.00%, 02/01/47	32	31,458
3.00%, 07/01/51	429	409,366
3.00%, 08/01/51	71	68,079
3.00%, 04/01/52	739	706,088
3.00%, 05/01/52	499	476,093
3.50%, 06/01/50	1,107	1,090,908
3.50%, 11/01/51	314	314,722
4.00%, 02/01/47	29	29,876
4.00%, 02/01/57	24	24,348
Series 2018-M12, Class A2, 3.60%, 08/25/30(a)	280	284,160
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	216,108
Freddie Mac Multifamily Structured Pass Through Certificates Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	35	34,225
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	$100	$99,889
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	175	180,566
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	100	100,768
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	70	67,849
Government National Mortgage Association
2.00%, 08/20/50	183	167,391
2.00%, 12/20/50	404	369,511
2.00%, 10/20/51	537	490,218
2.00%, 12/20/51	1,275	1,162,188
2.00%, 06/22/52(k)	1,019	926,414
2.50%, 12/20/46	44	41,600
2.50%, 01/20/47	21	19,432
2.50%, 08/20/50	166	156,589
2.50%, 09/20/50	236	223,041
2.50%, 01/20/51	234	221,354
2.50%, 02/20/51	112	104,832
2.50%, 05/20/51	277	260,401
2.50%, 07/20/51	163	152,887
2.50%, 08/20/51	674	633,153
2.50%, 11/20/51	1,088	1,022,301
2.50%, 12/20/51	344	322,863
2.50%, 02/20/52	741	696,023
2.50%, 06/21/52(k)	2,750	2,579,307
3.00%, 03/20/45	39	38,127
3.00%, 05/20/45	85	83,673
3.00%, 07/20/45	73	71,542
3.00%, 10/20/45	8	7,718
3.00%, 11/20/45	247	242,784
3.00%, 12/20/45	23	22,241
3.00%, 01/20/46	12	11,772
3.00%, 02/20/46	28	27,148
3.00%, 03/20/46	68	65,961
3.00%, 05/20/46	33	32,544
3.00%, 06/20/46	24	23,281
3.00%, 07/20/46	20	19,654
3.00%, 08/20/46	107	104,676
3.00%, 09/20/46	64	62,784
3.00%, 11/20/46	33	32,161
3.00%, 12/20/46	98	95,605
3.00%, 02/20/47	21	20,657
3.00%, 06/20/47	31	30,749
3.00%, 11/20/47	128	124,967
3.00%, 02/20/48	21	20,926
3.00%, 04/20/49	408	399,404
3.00%, 09/20/49	17	17,002
3.00%, 01/20/50	123	119,930
3.00%, 02/20/50	135	131,569
3.00%, 08/20/50	132	128,830
3.00%, 10/20/51	11	10,905
3.00%, 11/20/51	216	209,295
3.00%, 02/20/52	30	28,611
3.00%, 06/21/52(k)	975	940,494
3.50%, 09/20/42	242	243,848
3.50%, 10/20/42	10	10,082
3.50%, 12/20/42	100	100,789
3.50%, 04/20/43	72	72,871
3.50%, 11/20/45	47	47,051
3.50%, 12/20/45	5	4,595
3.50%, 03/20/46	53	53,688
3.50%, 04/20/46	25	24,712

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/46	$87	$87,104
3.50%, 12/20/46	22	22,255
3.50%, 01/20/47	6	5,881
3.50%, 02/20/47	15	14,863
3.50%, 03/20/47	7	6,704
3.50%, 09/20/47	21	21,047
3.50%, 11/20/47	33	33,513
3.50%, 12/15/47	65	65,190
3.50%, 02/20/48	19	19,516
3.50%, 04/20/48	64	63,718
3.50%, 08/20/48	43	42,999
3.50%, 01/20/49	18	18,523
3.50%, 09/20/49	48	47,441
3.50%, 12/20/49	27	26,819
3.50%, 03/20/50	47	47,138
3.50%, 05/20/50	59	59,075
3.50%, 08/20/50	502	500,334
3.50%, 06/22/52(k)	525	520,078
4.00%, 04/20/47	91	93,024
4.00%, 06/20/47	61	62,289
4.00%, 07/20/47	162	165,984
4.00%, 11/20/47	33	33,771
4.00%, 03/20/48	42	43,100
4.00%, 04/20/48	20	20,347
4.00%, 05/15/48	9	8,968
4.00%, 05/20/48	51	51,989
4.00%, 08/20/48	55	55,898
4.00%, 09/20/48	22	22,157
4.00%, 11/20/48	117	119,852
4.00%, 02/20/50	78	78,859
4.00%, 06/22/52(k)	250	252,305
4.50%, 10/20/46	47	49,690
4.50%, 06/20/47	5	5,613
4.50%, 04/20/48	14	14,035
4.50%, 06/20/48	6	6,612
4.50%, 08/20/48	51	52,736
4.50%, 10/20/48	99	101,453
4.50%, 12/20/48	17	18,353
4.50%, 03/20/49	9	9,485
4.50%, 06/20/49	91	93,711
4.50%, 07/20/49	24	24,382
4.50%, 08/20/49	6	5,731
4.50%, 06/21/52(k)	200	204,406
5.00%, 04/20/48	16	16,434
5.00%, 05/20/48	29	30,229
5.00%, 11/20/48	5	5,531
5.00%, 12/20/48	32	33,593
5.00%, 01/20/49	44	46,114
5.00%, 05/20/49	4	4,244
5.00%, 06/20/49	137	144,085
5.00%, 06/21/52(k)	100	103,219
Uniform Mortgage-Backed Securities
1.50%, 02/01/37	113	104,450
1.50%, 03/01/37	28	25,996
1.50%, 04/01/37	10	8,854
1.50%, 06/16/37(k)	225	207,642
1.50%, 11/01/50	198	168,078
1.50%, 11/01/51	187	158,312
1.50%, 06/13/52	750	636,152
2.00%, 12/01/35	39	37,074
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/36	$222	$210,310
2.00%, 03/01/36	22	20,985
2.00%, 06/17/36(k)	884	835,537
2.00%, 08/01/36	24	22,624
2.00%, 11/01/36	25	23,526
2.00%, 07/01/50	255	226,969
2.00%, 09/01/50	340	302,944
2.00%, 10/01/50	184	164,363
2.00%, 01/01/51	270	240,445
2.00%, 02/01/51	1,087	968,193
2.00%, 03/01/51	803	713,774
2.00%, 04/01/51	924	822,557
2.00%, 05/01/51	1,265	1,124,468
2.00%, 06/01/51	395	351,829
2.00%, 07/01/51	211	187,583
2.00%, 08/01/51	111	98,746
2.00%, 10/01/51	244	216,733
2.00%, 11/01/51	1,445	1,284,146
2.00%, 12/01/51	326	290,108
2.00%, 02/01/52	1,438	1,276,623
2.00%, 06/13/52(k)	932	826,717
2.00%, 07/14/52(k)	150	132,873
2.50%, 04/01/32	33	32,641
2.50%, 07/01/35	35	33,688
2.50%, 10/01/35	70	68,740
2.50%, 06/17/36(k)	200	193,605
2.50%, 04/01/47	37	34,120
2.50%, 06/01/50	56	51,630
2.50%, 07/01/50	78	72,802
2.50%, 08/01/50	117	108,121
2.50%, 09/01/50	649	603,103
2.50%, 10/01/50	861	797,427
2.50%, 11/01/50	1,352	1,251,233
2.50%, 12/01/50	460	425,137
2.50%, 01/01/51	388	358,650
2.50%, 02/01/51	80	73,785
2.50%, 03/01/51	292	269,634
2.50%, 08/01/51	119	110,285
2.50%, 11/01/51	127	117,207
2.50%, 12/01/51	3,146	2,899,550
2.50%, 01/01/52	488	449,494
2.50%, 06/13/52(k)	2,842	2,615,306
2.50%, 07/14/52(k)	225	206,671
3.00%, 03/01/30	69	69,652
3.00%, 01/01/31	35	34,662
3.00%, 02/01/31	10	9,931
3.00%, 02/01/32	10	10,456
3.00%, 06/01/32	9	9,003
3.00%, 11/01/32	11	11,277
3.00%, 12/01/32	9	8,598
3.00%, 01/01/33	9	8,520
3.00%, 02/01/33	11	10,509
3.00%, 09/01/34	71	71,062
3.00%, 12/01/34	58	57,868
3.00%, 06/16/37(k)	300	296,062
3.00%, 11/01/42	5	5,148
3.00%, 09/01/43	7	6,800
3.00%, 01/01/44	10	9,988
3.00%, 10/01/44	119	116,146
3.00%, 03/01/45	61	59,500

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/45	$29	$28,223
3.00%, 07/01/46	314	304,125
3.00%, 08/01/46	26	25,336
3.00%, 11/01/46	222	214,769
3.00%, 12/01/46	151	146,672
3.00%, 01/01/47	67	64,171
3.00%, 02/01/47	208	201,600
3.00%, 03/01/47	115	110,964
3.00%, 07/01/47	58	55,888
3.00%, 08/01/47	9	8,310
3.00%, 12/01/47	45	43,868
3.00%, 03/01/48	19	18,061
3.00%, 11/01/48	68	65,867
3.00%, 09/01/49	122	117,264
3.00%, 11/01/49	9	8,798
3.00%, 12/01/49	266	256,194
3.00%, 02/01/50	43	40,899
3.00%, 03/01/50	72	69,003
3.00%, 04/01/50	153	146,909
3.00%, 05/01/50	31	29,370
3.00%, 07/01/50	74	70,669
3.00%, 08/01/50	276	265,288
3.00%, 10/01/50	66	63,627
3.00%, 08/01/51	67	64,158
3.00%, 06/13/52(k)	1,548	1,474,047
3.00%, 07/14/52(k)	250	237,630
3.50%, 03/01/33	11	11,499
3.50%, 04/01/33	16	16,360
3.50%, 05/01/33	10	10,584
3.50%, 02/01/34	28	28,703
3.50%, 07/01/34	17	17,023
3.50%, 08/01/34	10	10,464
3.50%, 02/01/45	12	12,231
3.50%, 01/01/46	19	19,307
3.50%, 03/01/46	55	54,810
3.50%, 07/01/46	9	9,448
3.50%, 08/01/46	298	296,418
3.50%, 10/01/46	65	64,240
3.50%, 12/01/46	62	62,033
3.50%, 01/01/47	77	77,428
3.50%, 02/01/47	23	23,299
3.50%, 05/01/47	18	17,708
3.50%, 08/01/47	14	13,782
3.50%, 11/01/47	12	11,829
3.50%, 01/01/48	129	129,014
3.50%, 02/01/48	159	158,282
3.50%, 03/01/48	6	5,472
3.50%, 04/01/48	45	44,633
3.50%, 05/01/48	14	14,411
3.50%, 06/01/48	33	33,053
3.50%, 11/01/48	13	12,544
3.50%, 01/01/49	61	60,308
3.50%, 04/01/49	11	11,291
3.50%, 06/01/49	105	104,609
3.50%, 07/01/49	47	46,147
3.50%, 06/13/52(k)	1,875	1,836,914
4.00%, 07/01/32	9	9,082
4.00%, 05/01/33	7	7,242
4.00%, 06/01/33	7	6,815
4.00%, 07/01/33	4	4,452
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/33	$22	$21,937
4.00%, 06/16/37	44	44,780
4.00%, 06/01/38	6	6,243
4.00%, 01/01/45	46	47,143
4.00%, 03/01/45	8	7,850
4.00%, 06/01/45	21	21,496
4.00%, 06/01/46	90	92,454
4.00%, 07/01/46	205	207,827
4.00%, 10/01/46	9	9,648
4.00%, 02/01/47	6	5,823
4.00%, 08/01/47	4	3,798
4.00%, 09/01/47	44	45,258
4.00%, 10/01/47	61	61,968
4.00%, 01/01/48	51	51,433
4.00%, 09/01/48	234	236,388
4.00%, 10/01/48	22	22,620
4.00%, 11/01/48	28	28,210
4.00%, 12/01/48	14	14,568
4.00%, 01/01/49	11	11,516
4.00%, 02/01/49	6	6,418
4.00%, 03/01/49	30	29,748
4.00%, 04/01/49	50	50,998
4.00%, 05/01/49	30	30,177
4.00%, 06/01/49	66	66,656
4.00%, 07/01/49	152	153,807
4.00%, 12/01/49	23	23,571
4.00%, 02/01/50	5	5,342
4.00%, 04/01/50	230	229,954
4.00%, 05/01/50	26	25,668
4.00%, 06/13/52(k)	2,070	2,068,706
4.50%, 01/01/44	111	114,982
4.50%, 02/01/46	18	18,935
4.50%, 04/01/47	8	8,133
4.50%, 10/01/47	18	19,505
4.50%, 03/01/48	14	14,852
4.50%, 06/01/48	12	12,057
4.50%, 07/01/48	3	2,927
4.50%, 08/01/48	30	30,648
4.50%, 10/01/48	39	40,640
4.50%, 11/01/48	52	53,315
4.50%, 12/01/48	65	66,551
4.50%, 01/01/49	23	23,197
4.50%, 02/01/49	72	74,426
4.50%, 04/01/49	89	91,445
4.50%, 05/01/49	33	34,516
4.50%, 06/13/52(k)	870	885,089
5.00%, 03/01/48	5	5,551
5.00%, 04/01/48	18	18,264
5.00%, 05/01/48	12	12,818
5.00%, 07/01/48	15	15,963
5.00%, 01/01/49	12	12,506
5.00%, 04/01/49	18	19,194
5.00%, 06/13/52(k)	324	334,165
5.50%, 01/01/47	16	17,155
6.00%, 02/01/49	35	38,616
		70,217,071
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Banks, 3.00%, 03/10/28	60	59,782

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	$25	$24,939
		84,721
U.S. Government Obligations — 21.0%
U.S. Treasury Note/Bond
0.38%, 09/30/27	700	614,414
0.50%, 08/31/27	700	619,937
0.63%, 11/30/27	700	620,266
0.63%, 08/15/30	500	418,828
0.75%, 01/31/28	1,000	888,906
1.00%, 07/31/28	660	589,669
1.13%, 08/31/28	1,000	899,375
1.13%, 02/15/31	750	651,211
1.25%, 03/31/28	500	456,211
1.25%, 04/30/28	500	455,625
1.25%, 06/30/28	970	881,563
1.25%, 09/30/28	2,310	2,091,272
1.25%, 08/15/31	4,280	3,726,944
1.38%, 10/31/28	700	637,930
1.38%, 12/31/28	500	455,313
1.38%, 11/15/31	900	789,750
1.50%, 11/30/28	700	642,359
1.63%, 08/15/29	475	437,445
1.63%, 05/15/31	600	542,063
1.75%, 01/31/29	230	214,331
1.75%, 11/15/29	50	46,391
1.88%, 02/28/29	320	300,700
1.88%, 02/15/32	3,050	2,796,469
2.25%, 02/15/27	1,925	1,874,557
2.25%, 08/15/27	650	630,602
2.38%, 03/31/29	1,710	1,655,761
2.38%, 05/15/29	700	677,906
2.63%, 02/15/29	840	826,481
2.75%, 05/31/29	600	595,312
2.88%, 05/15/28	950	949,109
2.88%, 08/15/28	650	649,035
2.88%, 05/15/32	550	550,945
5.25%, 02/15/29	550	628,891
		28,815,571
Total U.S. Government & Agency Obligations — 72.1%
(Cost: $104,251,138)		99,117,363

Short-Term Securities

Money Market Funds — 16.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(l)(m)	18,089	18,088,858
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(l)(m)(n)	3,952	3,952,021
		22,040,879
Total Short-Term Securities — 16.0%
(Cost: $22,038,580)		22,040,879

Total Investments Before TBA Sales Commitments — 117.2%
(Cost: $169,697,158)		161,057,661

Security	Par (000)	Value

TBA Sales Commitments(k)

Mortgage-Backed Securities — (2.0)%
Government National Mortgage Association, 2.50%, 06/21/52	$(899)	$(843,199)
Uniform Mortgage-Backed Securities
1.50%, 06/16/37	(84)	(77,808)
2.50%, 06/13/52	(1,000)	(920,234)
3.00%, 06/13/52	(998)	(950,322)
		(2,791,563)
Total TBA Sales Commitments — (2.0)%
(Proceeds: $(2,780,490))		(2,791,563)

Total Investments, Net of TBA Sales Commitments — 115.2%
(Cost: $166,916,668)		158,266,098

Liabilities in Excess of Other Assets — (15.2)%		(20,867,286)

Net Assets — 100.0%		$137,398,812

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Perpetual security with no stated maturity date.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Zero-coupon bond.

(k)	Represents or includes a TBA transaction.
(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period end.

(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,859,959	$12,228,360	(a)	$—	$(535)	$1,074	$18,088,858	18,089	$22,208		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	348,175	3,603,846	(a)	—	—	—	3,952,021	3,952	1,524	(b)	—
					$(535)	$1,074	$22,040,879		$23,732		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$1,173,361	$—	$1,173,361
Corporate Bonds & Notes	—	34,529,440	4,945	34,534,385
Foreign Government Obligations	—	4,137,016	—	4,137,016
Municipal Debt Obligations	—	54,657	—	54,657
U.S. Government & Agency Obligations	—	99,117,363	—	99,117,363
Money Market Funds	22,040,879	—	—	22,040,879
	22,040,879	139,011,837	4,945	161,057,661
Liabilities
TBA Sales Commitments	—	(2,791,563)	—	(2,791,563)
	$22,040,879	$136,220,274	$4,945	$158,266,098

Portfolio Abbreviations - Fixed Income

GO	General Obligation	SCA	Svenska Celluosa Aktiebolaget
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
PIK	Payment-in-kind	TBA	To-Be-Announced
RB	Revenue Bond